(LOSS) PROFIT BEFORE TAXATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of loss before taxation [Abstract]
Disclosure of detailed information regarding adjustments to reconcile lossprofit before tax [Text Block]
(Loss) profit before taxation has been arrived at after charging:

	2023	2022	2021
	US$’000	US$’000	US$’000

Depreciation of ships, dry-docking and plant and equipment	24,824	30,498	25,866
Depreciation of other property, plant and equipment *	154	57	51
Amortisation of intangible assets *	638	155	165
Total depreciation and amortisation – owned assets	25,616	30,710	26,082

Depreciation of ships and ship equipment – right-of-use	30,343	35,676	34,898
Depreciation of property – right-of-use *	1,695	889	938
Total depreciation and amortisation – right-of-use assets	32,038	36,565	35,836

Total depreciation and amortisation	57,654	67,275	61,918

Cost of inventories recognised as expense (included in voyage expenses)	61,008	78,172	57,633
Expense recognised in respect of equity-settled share-based payments	-	8,134	3,336
Employee benefits expenses (including directors’ remuneration and share based payments)	18,330	28,053	27,206
Cost of defined benefit plan and defined contribution plans included in employee benefits expenses	985	1,320	1,096
Tender offer and related expenses	-	10,307	-